CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash acquired	¥ 0	¥ 10,497,237	¥ 0
Underwriting commissions, discounts and underwriter's lawyer fee		¥ 46,589,365